Segment Information	12 Months Ended
Jul. 31, 2012
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION

We operate as one reportable segment. The following table represents net revenue based on the customer’s location, as determined by the customer’s shipping address (in thousands):

	Year Ended July 31,
	2010	2011	2012
Americas	$62,620	$82,730	$108,660
Europe, Middle East and Africa	29,266	35,190	40,666
Asia Pacific	10,282	14,915	19,920
Total net revenue	$102,168	$132,835	$169,246

Included within the Americas total in the above table was revenue from sales in the U.S. of $60.3 million, $77.7 million and $100.6 million during the years ended July 31, 2010, 2011 and 2012. Aside from the U.S., no other country comprised 10% of our net revenue for the years ended July 31, 2010, 2011 or 2012.

Our property and equipment, net by location is summarized as follows (in thousands):

	As of July 31,
	2011	2012
Americas	$4,859	$6,180
Asia Pacific	141	194
Europe, Middle East and Africa	87	124
	$5,087	$6,498

Included within the Americas total in the above table was property and equipment, net in the U.S. of $4.7 million and $6.1 million as of July 31, 2011and 2012.